Annual Fund Operating Expenses - Diversified Arbitrage Fund	May 01, 2021
I
Operating Expenses:
Management Fee	1.00%
Distribution (12b-1) Fee	none
Dividends and interest on short sales and other interest expense	0.84%	[1]
All other expenses	0.26%
Total Other Expenses	1.10%
Acquired Fund Fees and Expenses	0.08%	[2]
Total Annual Fund Operating Expenses	2.18%
Less: Fee Waivers and/or Expense Reimbursements	0.06%	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	2.12%	[4]
N
Operating Expenses:
Management Fee	1.00%
Distribution (12b-1) Fee	0.25%
Dividends and interest on short sales and other interest expense	0.84%	[1]
All other expenses	0.26%
Total Other Expenses	1.10%
Acquired Fund Fees and Expenses	0.08%	[2]
Total Annual Fund Operating Expenses	2.43%
Less: Fee Waivers and/or Expense Reimbursements	0.06%	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	2.37%	[4]
R6
Operating Expenses:
Management Fee	1.00%
Distribution (12b-1) Fee	none
Dividends and interest on short sales and other interest expense	0.84%	[1]
All other expenses	0.16%
Total Other Expenses	1.00%
Acquired Fund Fees and Expenses	0.08%	[2]
Total Annual Fund Operating Expenses	2.08%
Less: Fee Waivers and/or Expense Reimbursements	0.06%	[3]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	2.02%	[4]

[1]	When a cash dividend is declared on a stock the Fund has sold short, or an interest payment is made on a bond the Fund has sold short, the Fund is required to pay an amount equal to the dividend or interest payment, as applicable, to the party from which the Fund has borrowed the stock or bond, and to record the payment as an expense.
[2]	Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund's investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.
[3]	The Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit All Other Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. "All Other Expenses" include all Fund operating expenses other than management fees and 12b-1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2022. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non-Interested Trustees of the Trust. The Adviser is entitled to recapture any fees waived and/or expenses reimbursed during the thirty-six month period following the end of the month during which the Adviser waived fees or reimbursed expenses, provided that the amount recaptured may not cause the total annual operating expenses or All Other Expenses, as applicable, attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.
[4]	Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements are 1.53% for Class N Shares, 1.28% for Class I Shares and 1.18% for Class R6 Shares if dividends and interest on short sales and other interest expense are not included.